CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands		Share capital [Member]	Capital reserves [Member]	Accumulated losses [Member]	Attributable to owners of the Company [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2014		$ 63,597	$ 86	$ (64,609)	$ (926)	$ 198	$ (728)
Changes during the year
Comprehensive loss for the year				(201)	(201)	(25)	(226)
Balance at Dec. 31, 2015		63,597	86	(64,810)	(1,127)	173	(954)
Changes during the year
Capital contribution by shareholders	[1]		1,127		1,127	(173)	954
Share based payment			9		9		9
Shareholders transaction reserve, net of tax			1,842		1,842		1,842
Comprehensive loss for the year				(1,688)	(1,688)		(1,688)
Balance at Dec. 31, 2016		63,597	3,064	(66,498)	163		163
Changes during the year
Issuance of share capital and warrants		1,042			1,042		(1,042)
Share based payment			14		14		14
Shareholders transaction reserve, net of tax			101		101		101
Comprehensive loss for the year				(2,159)	(2,159)		(2,159)
Balance at Dec. 31, 2017		$ 64,639	$ 3,179	$ (68,657)	$ (839)		$ (839)

[1]	See note 4.